Property, Plant and Equipment (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financing and debentures costs	R$ 2,355	R$ 13,468
Financing and debenture average rate	0.051%	0.32%
T P P Figueria [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.74%	6.23%